Document and Entity Information	6 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Urban Tea, Inc.
Entity Central Index Key	0001543268
Amendment Flag	true
Amendment Description	This amendment to the Current Report on Form 6-K/A ("Form 6-K/A") is being filed to amend the Current Report on Form 6-K initially filed by Urban Tea, Inc. (the "Company") with the Securities and Exchange Commission on April 27, 2021 (the "Original Form 6-K"). The Company is filing this Form 6-K/A solely to include the XBRL of the six-month interim financial statements which were omitted from the Original Form 6-K. The Company hereby incorporates such financial statements into the Company's registration statements referenced below. Except as set forth in the foregoing, the Original Form 6-K is unchanged. This Form 6-K/A is hereby incorporated by reference into the registration statements of the Company on Form S-8 (Registration Numbers 333-227299) and on Form F-3s, as amended (Registration Numbers 333-248615, 333-233479 and 333-227211), to the extent not superseded by documents or reports subsequently filed or furnished by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended.
Current Fiscal Year End Date	--06-30
Document Type	6-K/A
Document Fiscal Year Focus	2020
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	Q2
Entity File Number	001-35755